GAINS/(LOSSES) ON DERIVATIVE INSTRUMENTS AND OTHER FINANCIAL ITEMS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments, Gain (Loss) [Line Items]
Gains/(losses) on derivative instruments, net	$ 71,497	$ 24,348	$ (52,423)
Interest rate swap
Derivative Instruments, Gain (Loss) [Line Items]
Gains/(losses) on derivative instruments, net	72,269	27,016	(38,601)
Net interest expense on undesignated IRS derivatives	(772)	(2,908)	(6,215)
Foreign exchange swap
Derivative Instruments, Gain (Loss) [Line Items]
Gains/(losses) on derivative instruments, net	0	240	(2,556)
Equity derivative
Derivative Instruments, Gain (Loss) [Line Items]
Gains/(losses) on derivative instruments, net	$ 0	$ 0	$ (5,051)